EARNINGS PER SHARE (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Earnings Per Share Reconciliation [Abstract]
Net Earnings from Continuing Operations	$ 1,882	[1]	$ 2,591	$ 4,076	[2]	$ 2,853	$ 2,213		$ 2,433	$ 1,672	[1]	$ 2,999	$ 11,402		$ 9,317		$ 11,698
Net earnings from discontinued operations	0		0	0		0	1,454	[3]	34	41		58	0		1,587		229
NET EARNINGS													11,402		10,904		11,927
Less: Net earnings attributable to noncontrolling interests													(90)		(148)		(130)
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	1,875	[1]	2,566	4,057	[2]	2,814	3,631		2,411	1,690	[1]	3,024	11,312		10,756		11,797
Preferred dividends, net of tax benefits													(244)		(256)		(233)
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE AVAILABLE TO COMMON SHAREHOLDERS (Basic)													11,068		10,500		11,564
NET EARNINGS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO PROCTER & GAMBLE (Diluted)													11,312		9,169		11,568
NET EARNINGS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO PROCTER & GAMBLE AVAILABLE TO COMMON SHAREHOLDERS (Basic)													$ 11,068		$ 8,913		$ 11,335
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average common shares outstanding													2,742.9		2,751.3		2,804.0
Effect of dilutive securities
Conversion of preferred shares													116.8	[4]	123.9	[4]	128.5	[4]
Exercise of stock options and other unvested equity awards													70.9	[5]	66.0	[5]	69.4	[5]
DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING													2,930.6		2,941.2		3,001.9

[1]	During the fourth quarter of fiscal year 2013 and the second quarter of fiscal year 2012, the Company recorded goodwill and indefinite-lived intangible assets impairment charges of $308 million and $1.6 billion, respectively. For additional details, see Note 2.
[2]	The Company acquired the balance of its Baby Care and Feminine Care joint venture in Iberia in October 2012 resulting in a non-operating gain of $623.
[3]	The Company divested its snacks business in May 2012. See Note 13 for details of the transaction.
[4]	Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs when the preferred shares are sold. Shares may only be sold after being allocated to the ESOP participants pursuant to the repayment of the ESOP's obligations through 2035.
[5]	Approximately 12 million in 2013, 67 million in 2012 and 93 million in 2011 of the Company's outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).